INCOME TAXES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Non-Current deferred tax asset:
Net operating loss carry-forwards	$ 86,309,595	$ 74,164,213
Valuation allowance	(86,309,595)	(74,164,213)
Net non-current deferred tax asset